Fixed Income Securities, L.P.
                              18925 Base Camp Road
                            Monument, Colorado  80132

                                  June 24, 2005



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549


     Re:                 Advisor's Disciplined Trust 43
                       (File No. 333-125639) (CIK 1322276)

Ladies/Gentlemen:

     In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent amendment to the registration statement of Form S-6 for the above captioned unit investment trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent amendment to the registration statement was filed electronically with the Commission on June 22, 2005.

                                Very truly yours,

                                Advisor's Disciplined Trust 43

                                By:  Fixed Income Securities, L.P.


                                By        /s/ ALEX R MEITZNER
                                  ------------------------------------
                                            Alex R. Meitzner
                                           Managing Director